Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term investments
Held-to-maturity investments and term deposits	¥ 389,351	$ 55,676	¥ 989,407
Available-for-sale investments	32,481	4,645
Trading debt securities	145,722	20,838	140,960
Equity securities measured at fair value	90,009	12,871	91,497
Investments held by consolidated investment funds measured at fair value			52,745
Total short-term investments	657,563	94,030	1,274,609
Long-term investments
Held-to-maturity investments and term deposits	355,803	50,878	229,891
Available-for-sale investments	32,481		31,536
Investments measured at fair value	545,808	78,051	600,697
Investments measured at cost less impairment	25,462	3,640	37,962
Total other long-term investments	571,270	81,691	638,659
Investments held by consolidated investment funds measured at fair value	244,939	35,026	71,013
Total long-term investments	¥ 1,172,012	$ 167,595	¥ 971,099